Revenues (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Revenues
Base rent	$ 25,506	$ 21,617	$ 16,186
Contingent rent	19,368	17,885	5,087
Admission rights	3,983	3,012	2,771
Parking fees	2,094	1,242	132
Total revenues from expenses and collective promotion funds	17,436	14,495	10,415
Revenues	89,285	69,168	45,880
Commissions	1,184	891	559
Property management fees	457	499	542
Others	495	321	864
Averaging of scheduled rent escalation	(6)	(1,148)	2,449
Rentals and services income	53,081	44,319	28,590
Revenue from hotels operation and tourism services	14,961	9,266	3,256
Sale of trading properties	3,807	1,088	3,619
Total revenues from sales, rentals and services	71,849	54,673	35,465
Expenses and collective promotion fund	$ 17,436	$ 14,495	$ 10,415